Financial Risk Management Objectives and Policies - Exposures to Foreign Currency (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and bank balances	¥ 5,331,555	$ 843,307	¥ 6,447,538
Financial liabilities	(12,019,157)	(1,901,103)	(12,486,410)
Trade and other payables	(9,827,840)	(1,554,497)	(10,302,531)
Foreign currency risk [Member] | Singapore dollar [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Quoted equity securities	606		6,258
Trade and other receivables	676		620
Cash and bank balances	164,544		181,575
Financial liabilities	(1,428)		(1,462)
Trade and other payables	(4,551)		(6,184)
Net assets/(liabilities)	159,847	25,283	180,807
Foreign currency risk [Member] | Euro [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade and other receivables	8,806		8,624
Cash and bank balances	2,535		3,829
Trade and other payables	(8,997)		(9,356)
Net assets/(liabilities)	2,344	371	3,097
Foreign currency risk [Member] | USD [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade and other receivables	297		913
Cash and bank balances	4,345		45,203
Trade and other payables	(3,651)		(10,858)
Net assets/(liabilities)	991	157	35,258
Foreign currency risk [Member] | Renminbi [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade and other receivables			305
Cash and bank balances			0
Trade and other payables			(2,464)
Net assets/(liabilities)			(2,159)
Foreign currency risk [Member] | Others [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade and other receivables			372
Cash and bank balances	14,342		15,086
Trade and other payables	(510)		0
Net assets/(liabilities)	¥ 13,832	$ 2,188	¥ 15,458